Debt Obligation (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
		Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Aggregate maximum commitment amount	[1]			$ 4,508,142
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 190,000	$ 155,000	155,000
Advance rate for finance lease containers		80.00%	78.00%
Write off of unamortized debt issuance cost				$ 122

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,115.